Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Net sales
Products	$ 110,083	$ 118,473	$ 352,475	$ 379,630
Services	47,093	49,107	144,680	143,003
Total net sales	157,176	167,580	497,155	522,633
Cost of sales
Products	54,332	213,431	172,683	379,468
Services	29,163	34,045	90,090	94,065
Total cost of sales	83,495	247,476	262,773	473,533
Gross profit	73,681	(79,896)	234,382	49,100
Operating expenses
Research and development, net	23,993	37,698	73,474	90,442
Selling, general and administrative	69,069	121,304	218,340	321,493
Goodwill impairment		695,458		845,858
Change in fair value of obligations in connection with acquisitions	(24)	(3,022)	116	(22,958)
Total operating expenses	93,038	851,438	291,930	1,234,835
Operating loss	(19,357)	(931,334)	(57,548)	(1,185,735)
Financial income (expense), net	104	(3,505)	1,216	(9,340)
Loss before income taxes	(19,253)	(934,839)	(56,332)	(1,195,075)
Income tax expenses (benefit)	1,538	(33,402)	6,283	(54,090)
Share in losses of associated company	(182)		(182)
Net loss	(20,973)	(901,437)	(62,797)	(1,140,985)
Net loss attributable to non-controlling interest	(146)	(164)	(339)	(493)
Net loss attributable to Stratasys Ltd.	$ (20,827)	$ (901,273)	$ (62,458)	$ (1,140,492)
Net loss per ordinary share attributable to Stratasys Ltd.
Basic	$ (0.40)	$ (17.35)	$ (1.20)	$ (22.21)
Diluted	$ (0.40)	$ (17.35)	$ (1.20)	$ (22.21)
Weighted average ordinary shares outstanding
Basic	52,432	51,941	52,232	51,437
Diluted	52,432	51,941	52,232	51,437
Comprehensive loss
Net loss	$ (20,973)	$ (901,437)	$ (62,797)	$ (1,140,985)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(704)	(796)	(324)	(6,216)
Unrealized gains (losses) on derivatives designated as cash flow hedges	37	(474)	428	1,164
Other comprehensive income (loss), net of tax	(667)	(1,270)	104	(5,052)
Comprehensive loss	(21,640)	(902,707)	(62,693)	(1,146,037)
Less: comprehensive loss attributable to non-controlling interests	(146)	(164)	(339)	(493)
Comprehensive loss attributable to Stratasys Ltd.	$ (21,494)	$ (902,543)	$ (62,354)	$ (1,145,544)